Inventory, Net (Tables)	12 Months Ended
May 31, 2018
Inventory Disclosure [Abstract]
Components of Inventory	Inventory, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Course materials in schools	7,419	12,020
Publications in bookstores	24,323	28,155

	31,742	40,175